CERTAIN BALANCE SHEET COMPONENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 5,924	$ 6,319	$ 6,287
Work in process	2,280	2,764	1,093
Finished goods	1,402	1,443	1,704
Inventory, Gross	9,606	10,526	9,084
Allowance for excess and obsolete inventory	(3,054)	(2,411)	(2,191)
Inventory, net	$ 6,552	$ 8,115	$ 6,893